Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500 Index (no deduction for fees, expenses or taxes)3
Average Annual Return, Percent	[1]		17.88%	14.42%		14.82%
Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)4
Average Annual Return, Percent	[2]		9.76%	25.96%		8.85%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I before taxes
Average Annual Return, Percent			11.26%	16.49%		9.26%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I after taxes on distributions
Average Annual Return, Percent			7.42%	12.89%		7.43%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I after taxes on distributions and sale of shares
Average Annual Return, Percent			9.09% [3]	12.04%		6.92%
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Investor Class before taxes
Average Annual Return, Percent			10.80%	16.02%	7.97%
Performance Inception Date	[4]	Oct. 18, 2016

[1]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Alerian MLP Total Return Index is a composite of the most prominent MLPs calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return-return basis.
[3]	In some cases, the “returns after taxes on distributions and sale of shares” may exceed “returns after taxes on distributions” due to an assumed benefit from any losses on sale of Fund Shares at the end of the measurement period.
[4]	Investor Class shares launched on October 18, 2016. Since this inception date, the return for the Investor Class is 7.97%.